RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Partnership Management Fee	$ 1,094,518	$ 1,280,366
Asset Management and Reporting Fee	352,223	739,026
Partnership Management Fee net of Asset Management and Reporting Fee	742,295	541,340
Series Fifteen [Member]
Gross Partnership Management Fee	163,069	199,593
Asset Management and Reporting Fee	29,128	60,961
Partnership Management Fee net of Asset Management and Reporting Fee	133,941	138,632
Series Sixteen [Member]
Gross Partnership Management Fee	292,407	346,741
Asset Management and Reporting Fee	51,711	92,076
Partnership Management Fee net of Asset Management and Reporting Fee	240,696	254,665
Series Seventeen [Member]
Gross Partnership Management Fee	291,969	316,531
Asset Management and Reporting Fee	95,288	82,286
Partnership Management Fee net of Asset Management and Reporting Fee	196,681	234,245
Series Eighteen [Member]
Gross Partnership Management Fee	240,197	264,840
Asset Management and Reporting Fee	62,424	468,715
Partnership Management Fee net of Asset Management and Reporting Fee	177,773	(203,875)
Series Nineteen [Member]
Gross Partnership Management Fee	106,876	152,661
Asset Management and Reporting Fee	113,672	34,988
Partnership Management Fee net of Asset Management and Reporting Fee	$ (6,796)	$ 117,673